Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES®

Short MSCI EAFE ProShares	UltraShort MSCI Emerging Markets ProShares
Short MSCI Emerging Markets ProShares	UltraShort FTSE/Xinhua China 25 ProShares
UltraShort MSCI EAFE ProShares	UltraShort MSCI Japan ProShares
(collectively, “Short International ProShares”)

Supplement dated November 13, 2007 to the

Prospectus dated October 1, 2007

Effective immediately, the Board of Trustees has established the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m. Eastern time) as the time of determination of the NAV for each Short International ProShare. Accordingly, effective immediately, the Prospectus is hereby supplemented as follows:

Purchasing Shares Directly from a Fund

On page 121 of the Prospectus, under the sub-heading “Procedures Applicable to Short ProShares,” the third sentence is amended and restated in its entirety to read as follows:

All purchase orders will be processed through the Manual Clearing Process described above, except that, for the Short International ProShares, purchase orders transmitted by mail must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 pm. Eastern time).

Placement of Redemption Orders

On page 121 of the Prospectus, under the heading “Redemption Procedures Applicable to Short ProShares,” the paragraph under the subheading “Placement of Redemption Orders” is amended and restated in its entirety to read as follows:

All redemption orders will be processed through the Manual Clearing Process. A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participation Agreement in order to receive that day’s Closing NAV per Share. A redemption order for Short International ProShares must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 pm. Eastern time) if transmitted by mail or 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Determination of NAV

On page 124 of the Prospectus, under the heading “Determination of NAV,” the last sentence of the first paragraph is deleted in its entirety and replaced with the following:

The NAV of each Fund other than the Short International ProShares is calculated by J.P. Morgan Investor Services Co. and determined each business day at the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time). The NAV of each Short International ProShare is calculated by J.P. Morgan Investor Services Co. and determined each business day at the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m. Eastern time).

Please retain this supplement for future reference.

Supp.11-07

PROSHARES®

Short MSCI EAFE ProShares	UltraShort MSCI Emerging Markets ProShares
Short MSCI Emerging Markets ProShares	UltraShort FTSE/Xinhua China 25 ProShares
UltraShort MSCI EAFE ProShares	UltraShort MSCI Japan ProShares
(collectively, “Short International ProShares”)

Supplement dated November 13, 2007 to the

Statement of Additional Information (“SAI”) dated October 1, 2007

Effective immediately, the Board of Trustees has established the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m.) as the time of determination of the NAV for each Short International ProShares. Accordingly, effective immediately, the SAI is hereby supplemented as follows:

Purchasing Shares Directly from a Fund

On page 47 of the SAI, under the heading “Cash Purchase Amount (Short ProShares only),” the second sentence is amended and restated in its entirety to read as follows:

Creation Units are sold at their net asset value, plus a transaction fee, as described below, except that, for the Short International ProShares, purchase orders transmitted by mail must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 pm. Eastern time).

Placement of Redemption Orders

On page 49 of the SAI, under the heading “Placement of Redemption Orders Using Clearing Process,” the second sentence is amended and restated in its entirety to read as follows:

A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. A redemption order for Short International ProShares must be received by the Distributor prior to the close of ETF trading on NYSE Arca (ordinarily 4:15 p.m. Eastern time) if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share.

On page 49 of the SAI, under the heading “Placement of Redemption Orders Outside Clearing Process,” the third sentence is amended and restated in its entirety to read as follows:

A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. A redemption order for Short International ProShares must be received by the Distributor prior to the close of ETF trading on NYSE Arca (ordinarily 4:15 p.m. Eastern time) if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share.

Determination of Net Asset Value

On page 50 of the SAI, under the heading “Determination of Net Asset Value,” the last two sentences are deleted in their entirety and replaced with the following:

The net asset value of each Fund other than the Short International ProShares is determined as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (ordinarily 4:00 p.m. Eastern time) on each day that the NYSE is open. The net asset value of each Short International ProShare is determined as of the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m. Eastern time).

Please retain this supplement for future reference.